Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2021
Components of other comprehensive (loss) income
Schedule of analysis of other comprehensive income

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign		Total
Other comprehensive (loss) income:
Balance as of December 31, 2019	Ps.	(6,798)	Ps.	104,772	Ps.	18,266	Ps.	116,240
Comprehensive (loss) income of the year		(2,651)		(1,747,686)		23,970		(1,726,367)
Deferred Tax effect		794		46,835		—		47,629
Balance as of December 31, 2020		(8,655)		(1,596,079)		42,236		(1,562,498)
Comprehensive (loss) income of the year		(9,279)		1,596,327		(4,021)		1,583,027
Deferred Tax effect		2,850		(5,655)		—		(2,805)
Net balances as of December 31, 2021	Ps.	(15,084)	Ps.	(5,407)	Ps.	38,215	Ps.	17,724

Schedule of components of other comprehensive (loss) income

	2021		2020		2019
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	Ps.	11,997	Ps.	(11,993)	Ps.	11,148
Extrinsic value of changes on jet fuel Zero cost collars		9,657		(143,224)		256,515
loss gain of the matured foreign currency forward contracts		—		—		(14,241)
Loss of the interest rate Cap		(2,800)		(900)		(4,023)
Non derivative financial instruments*		1,577,473		(1,591,569)		14,096
Total	Ps.	1,596,327	Ps.	(1,747,686)	Ps.	263,495